Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	Matrix Advisors Funds Trust
Central Index Key	0001679949
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Oct. 31, 2018
Prospectus Date	Oct. 31, 2018
Matrix Advisors Dividend Fund | Matrix Advisors Dividend Fund
Prospectus:
Trading Symbol	MADFX